Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income (loss) for the year	$ 36,472	$ (23,524)
Adjustments for:
Depletion and amortization	66,587	95,301
Income tax expense (recovery)	34,341	(9,096)
Finance expenses, net	51,935	42,761
Share-based compensation expense	5,762	5,310
Loss (gain) on derivatives	13,008	(1,937)
Unrealized foreign exchange gain	(272)	(4,345)
Amortization of deferred revenue	(4,807)	(4,915)
Deferred revenue deposit	0	8,510
Call premium on settlement of debt	6,941	0
Other operating activities	(3,227)	1,457
Net change in working capital	(31,971)	(3,327)
Cash provided by operating activities	174,769	106,195
Investing activities
Gibraltar capitalized stripping costs	(59,864)	(26,349)
Gibraltar capital expenditures	(27,863)	(20,349)
Florence Copper development costs	(42,871)	(15,294)
Other project development costs	(3,058)	(3,504)
Purchase of copper price options	(15,837)	(5,110)
Proceeds from copper put options	0	6,104
Net proceeds from the sale of marketable securities	0	7,270
Other investing activities	1,781	(2,411)
Cash used for investing activities	(147,712)	(59,643)
Financing activities
Net proceeds from issuance of senior secured notes	496,098	0
Repayment of senior secured notes	(317,225)	0
Redemption cost on settlement of senior secured notes	(8,714)	0
Financing fees paid	(1,451)	0
Interest paid	(25,590)	(32,891)
Repayment of equipment loans and leases	(19,737)	(14,362)
Proceeds from equity issuance, net of costs	0	34,299
Proceeds from exercise of stock options	2,406	1,018
Cash provided by (used for) financing activities	125,787	(11,936)
Effect of exchange rate changes on cash and equivalents	(1,187)	(2,704)
Increase in cash and equivalents	151,657	31,912
Cash and equivalents, beginning of year	85,110	53,198
Cash and equivalents, end of year	$ 236,767	$ 85,110